12 Property, plant and equipment (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Description of property, plant and equipment shutdowns duration		The Company makes shutdowns in regular intervals that vary from two to six years to perform these activities.
Capitalized financial charges		R$ 252,427	R$ 198,201
Depreciation rate, property, plant and equipment		7.85%	6.47%
Acquisition of property, plant and equipment with payment installments		R$ 160,877	R$ 103,315
Projects and Stoppage in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment preparation phase or ongoing		924,747	1,400,667
Property, plant and equipment capitalized financial charges		233,963	419,244
Property, plant and equipment inventories of spare parts		405,497	430,418
Capitalized financial charges	[1]	252,427	198,201
Projects and Stoppage in Progress [member] | Braskem america [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment preparation phase or ongoing		313,080	2,611,034
Projects and Stoppage in Progress [member] | BRAZIL [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment preparation phase or ongoing		R$ 256,873	R$ 98,879

[1]	On December 31, 2020, the amounts recorded under this item corresponded to overhaul costs with scheduled shutdowns in Brazil and at overseas plants that are either in the preparation phase or ongoing in the amount of R$924,747 (R$1,400,667 in 2019), capitalized financial charges in the amount of R$233,963 (R$419,244 in 2019), inventories of spare parts in the amount of R$405,497 (R$430,418 in 2019), strategic projects ongoing in Brazil in the amount of R$256,873 (R$98,879 in 2019) and in Braskem America in the amount of R$313,080 (R$2,611,034 in 2019). The remainder corresponds mainly to various projects for maintaining the production capacity of plants.